Gross Deferred Tax Assets and Gross Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan losses	$ 800	$ 753
Deferred compensation	220	181
Impairment of operating lease	24	39
Write-down of securities	10	4
Restricted stock awards	16	12
Charitable contribution carry over	93	37
Other	80	20
Alternative minimum tax carryforward	413	368
Net unrealized holding loss on available-for-sale securities	853
Gross deferred tax assets	2,509	1,414
Deferred tax liabilities:
Depreciation	(250)	(131)
Deferred loan costs/fees	(413)	(286)
Mortgage servicing rights	(481)	(280)
Net unrealized holding gain on available-for-sale securities		(581)
Gross deferred tax liabilities	(1,144)	(1,278)
Net deferred tax asset	$ 1,365	$ 136